Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0002028707
Amendment Description	AMENDMENT NO. 3
Document Type	S-4/A
Entity Registrant Name	Inflection Point Acquisition Corp. IV
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true